Pay vs Performance Disclosure	4 Months Ended	5 Months Ended	12 Months Ended				20 Months Ended	91 Months Ended
	Jul. 17, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 27, 2023	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers ("PEOs") and Non-PEO NEOs and Company performance for the fiscal years listed below. The Remuneration Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

											Value of Initial Fixed $100 Investment based on:[4]
Year	Summary Compensation Table Total for John F. Thero[1] ($)	Summary Compensation Table Total for Karim Mikhail[1] ($)	Summary Compensation Table Total for Aaron D. Berg[1] ($)	Summary Compensation Table Total for Patrick J. Holt[1] ($)	Compensation Actually Paid to John F. Thero[1,2,3] ($)	Compensation Actually Paid to Karim Mikhail[1,2,3] ($)	Compensation Actually Paid to Aaron D. Berg[1,2,3] ($)	Compensation Actually Paid to Patrick J. Holt[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Cash Preservation[5]
(a)	(b)	(b)		(b)	(c)	(c)			(d)	(e)	(f)	(g)	(h)	(i)
2023	—	4,880,592	2,448,149	2,143,684	—	(931,402)	1,951,668	2,157,684	1,737,264	1,258,371	4.06	118.87	(55.0)	218%
2022	—	8,393,551	—	—	—	1,247,331	—	—	1,910,071	226,545	5.64	113.65	(105.8)	115%
2021	9,635,654	5,834,553	—	—	(198,701)	3,521,093	—	—	2,873,934	1,523,340	15.72	126.45	7.7	140%
2020	17,915,671	—	—	—	(19,584,674)	—	—	—	4,388,387	(4,869,753)	22.81	126.42	(18.0)	115%

1.
John F. Thero was our PEO from 2014 until he retired effective August 1, 2021. Karim Mikhail was our PEO starting from August 1, 2021 until his resignation on March 27, 2023. Aaron D. Berg was our interim PEO from April 2023 through July 2023. Patrick J. Holt was our PEO starting from July 18, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Joseph T. Kennedy	Joseph T. Kennedy	Michael W. Kalb	Steven B. Ketchum, Ph.D.
Michael W. Kalb	Michael W. Kalb	Steven B. Ketchum, Ph.D.	Thomas C. Reilly
Steven B. Ketchum, Ph.D.	Steven B. Ketchum, Ph.D.	Aaron D. Berg	Jonathan N. Provoost
Aaron D. Berg	Aaron D. Berg	Jason Marks
	Jason Marks	Thomas C. Reilly

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Karim Mikhail ($)	Exclusion of Stock Awards and Option Awards for Karim Mikhail ($)	Inclusion of Equity Values for Karim Mikhail ($)	Compensation Actually Paid to Karim Mikhail ($)
2023	4,880,592	(4,414,963)	(1,397,031)	(931,402)

Year	Summary Compensation Table Total for Aaron D. Berg ($)	Exclusion of Stock Awards and Option Awards for Aaron D. Berg ($)	Inclusion of Equity Values for Aaron D. Berg ($)	Compensation Actually Paid to Aaron D. Berg ($)
2023	2,448,149	(1,187,825)	691,344	1,951,668

Year	Summary Compensation Table Total for Patrick J. Holt ($)	Exclusion of Stock Awards and Option Awards for Patrick J. Holt ($)	Inclusion of Equity Values for Patrick J. Holt ($)	Compensation Actually Paid to Patrick J. Holt ($)
2023	2,143,684	(1,833,250)	1,847,250	2,157,684

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,737,264	(958,278)	479,385	1,258,371

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Karim Mikhail ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Karim Mikhail ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Karim Mikhail ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Karim Mikhail ($)	Total - Inclusion of Equity Values for Karim Mikhail ($)
2023	—	—	—	296,970	(1,694,001)	—	(1,397,031)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Aaron D. Berg ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Aaron D. Berg ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Aaron D. Berg ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Aaron D. Berg ($)	Total - Inclusion of Equity Values for Aaron D. Berg ($)
2023	669,069	(143,472)	—	165,747	—	—	691,344

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Patrick J. Holt ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Patrick J. Holt ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Patrick J. Holt ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Patrick J. Holt ($)	Total - Inclusion of Equity Values for Patrick J. Holt ($)
2023	1,847,250	—	—	—	—	—	1,847,250

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	446,046	(21,616)	—	54,955	—	—	479,385

4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.
We determined Cash Preservation to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. Cash Preservation is a financial measure that reflects the actual amount of net cash outflow from our operating activities relative to our operating plan target. Cash Preservation of 100% indicates net cash outflow from operating activities equal to operating plan target; figures above 100% indicate that net cash outflow from operating activities was lower than operating plan target. Cash Preservation is one of the measures used in determining the extent to which the corporate performance goals for the 2023 annual bonus incentive were achieved. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			Cash Preservation
Named Executive Officers, Footnote
1.
John F. Thero was our PEO from 2014 until he retired effective August 1, 2021. Karim Mikhail was our PEO starting from August 1, 2021 until his resignation on March 27, 2023. Aaron D. Berg was our interim PEO from April 2023 through July 2023. Patrick J. Holt was our PEO starting from July 18, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Joseph T. Kennedy	Joseph T. Kennedy	Michael W. Kalb	Steven B. Ketchum, Ph.D.
Michael W. Kalb	Michael W. Kalb	Steven B. Ketchum, Ph.D.	Thomas C. Reilly
Steven B. Ketchum, Ph.D.	Steven B. Ketchum, Ph.D.	Aaron D. Berg	Jonathan N. Provoost
Aaron D. Berg	Aaron D. Berg	Jason Marks
	Jason Marks	Thomas C. Reilly

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Karim Mikhail ($)	Exclusion of Stock Awards and Option Awards for Karim Mikhail ($)	Inclusion of Equity Values for Karim Mikhail ($)	Compensation Actually Paid to Karim Mikhail ($)
2023	4,880,592	(4,414,963)	(1,397,031)	(931,402)

Year	Summary Compensation Table Total for Aaron D. Berg ($)	Exclusion of Stock Awards and Option Awards for Aaron D. Berg ($)	Inclusion of Equity Values for Aaron D. Berg ($)	Compensation Actually Paid to Aaron D. Berg ($)
2023	2,448,149	(1,187,825)	691,344	1,951,668

Year	Summary Compensation Table Total for Patrick J. Holt ($)	Exclusion of Stock Awards and Option Awards for Patrick J. Holt ($)	Inclusion of Equity Values for Patrick J. Holt ($)	Compensation Actually Paid to Patrick J. Holt ($)
2023	2,143,684	(1,833,250)	1,847,250	2,157,684

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Karim Mikhail ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Karim Mikhail ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Karim Mikhail ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Karim Mikhail ($)	Total - Inclusion of Equity Values for Karim Mikhail ($)
2023	—	—	—	296,970	(1,694,001)	—	(1,397,031)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Aaron D. Berg ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Aaron D. Berg ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Aaron D. Berg ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Aaron D. Berg ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Aaron D. Berg ($)	Total - Inclusion of Equity Values for Aaron D. Berg ($)
2023	669,069	(143,472)	—	165,747	—	—	691,344

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Patrick J. Holt ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Patrick J. Holt ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Patrick J. Holt ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Patrick J. Holt ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Patrick J. Holt ($)	Total - Inclusion of Equity Values for Patrick J. Holt ($)
2023	1,847,250	—	—	—	—	—	1,847,250

Non-PEO NEO Average Total Compensation Amount			$ 1,737,264	$ 1,910,071	$ 2,873,934	$ 4,388,387
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,258,371	226,545	1,523,340	(4,869,753)
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,737,264	(958,278)	479,385	1,258,371

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	446,046	(21,616)	—	54,955	—	—	479,385

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Cash Preservation

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Cash Preservation during the three most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Annual Revenues (U.S.) Annual Revenues (Europe) Cash Preservation

Total Shareholder Return Amount			$ 4.06	5.64	15.72	22.81
Peer Group Total Shareholder Return Amount			118.87	113.65	126.45	126.42
Net Income (Loss)			$ (55,000,000)	$ (105,800,000)	$ 7,700,000	$ (18,000,000)
Company Selected Measure Amount			2.18	1.15	1.40	1.15
PEO Name	Aaron D. Berg	Patrick J. Holt					Karim Mikhail	John F. Thero
Measure:: 1
Pay vs Performance Disclosure
Name			Annual Revenues (U.S.)
Measure:: 2
Pay vs Performance Disclosure
Name			Annual Revenues (Europe)
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Preservation
John F. Thero [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 9,635,654	$ 17,915,671
PEO Actually Paid Compensation Amount					(198,701)	$ (19,584,674)
Karim Mikhail [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,880,592	$ 8,393,551	5,834,553
PEO Actually Paid Compensation Amount			(931,402)	$ 1,247,331	$ 3,521,093
Karim Mikhail [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			296,970
Aaron D. Berg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,448,149
PEO Actually Paid Compensation Amount			1,951,668
Patrick J. Holt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,143,684
PEO Actually Paid Compensation Amount			2,157,684
PEO | Karim Mikhail [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,414,963)
PEO | Karim Mikhail [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,397,031)
PEO | Karim Mikhail [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Karim Mikhail [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Karim Mikhail [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Karim Mikhail [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,694,001)
PEO | Karim Mikhail [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Aaron D. Berg [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,187,825)
PEO | Aaron D. Berg [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			691,344
PEO | Aaron D. Berg [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			669,069
PEO | Aaron D. Berg [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(143,472)
PEO | Aaron D. Berg [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Aaron D. Berg [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,747
PEO | Aaron D. Berg [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Aaron D. Berg [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Patrick J. Holt [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,833,250)
PEO | Patrick J. Holt [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,847,250
PEO | Patrick J. Holt [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,847,250
PEO | Patrick J. Holt [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Patrick J. Holt [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Patrick J. Holt [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Patrick J. Holt [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Patrick J. Holt [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(958,278)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			479,385
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			446,046
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,616)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,955
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0